Income taxes - Income before taxes (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Taxes
Income Before Income Taxes		$ 45,513	$ 39,234	$ 174,320	$ 108,132
Jefferson Capital, Inc. before the business combination
Income Taxes
United States	$ (10,650)
Income Before Income Taxes	$ (10,650)